June 1, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor Global Value Fund pursuant to the Securities Act of 1933, as amended and Rule 497(e) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the supplement, filed pursuant to Rule 497(e) on May 23, 2012, to the Harbor International & Global Funds Prospectus, dated March 1, 2012.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4420.

Sincerely,

/s/ Charles F. McCain

Charles F. McCain

Chief Compliance Officer

Cc:       Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Harbor Funds

Shanna Palmersheim, Esq.

Harbor Capital Advisors, Inc.